Long-term Debt	6 Months Ended
Jun. 30, 2015
Long-term Debt [Abstract]
Long-term Debt
8. Long-term Debt:
	December 31, 2014	June 30, 2015
$1.3 billion Senior Secured Term Loan B Facility	$1,296,750	$1,290,250
$1.9 billion Secured Term Loan B Facility	1,876,250	1,866,750
$462 million Senior Secured Credit Facility	-	452,274
7.25% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	800,000	800,000
Less: Deferred financing costs	(100,550)	(97,623)
Total debt	4,372,450	4,811,651
Less: Current portion	(19,858)	(56,982)
Long-term portion	$4,352,592	$4,754,669

6.5% Senior Secured Notes due 2017
On September 20, 2012, the Company's wholly owned subsidiary Drill Rigs Holdings Inc. (the "Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Senior Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. The Company used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Senior Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.
The Drill Rigs Senior Notes are fully and unconditionally guaranteed by the Company and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with the Company, the "Guarantors").
Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the Drill Rigs Senior Notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the Drill Rigs Senior Notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.
The Drill Rigs Senior Notes and the Drill Rigs Senior Notes guarantees are secured, on a first priority basis, by a security interest on the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude and certain other assets of the Issuer and the Issuer Subsidiary Guarantors and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Senior Notes.
7.25% Senior Unsecured Notes due 2019
On March 26, 2014, the Company issued $500,000 aggregate principal amount of 7.25% senior unsecured notes due 2019 (the "7.25% Senior Unsecured Notes") offered in a private placement, resulting in net proceeds of approximately $493,625. The Senior Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. The Company used the net proceeds from the offering of the 7.25% Senior Unsecured Notes, together with cash on hand and repurchased $462,300 of its 9.5% Senior Unsecured Notes, of which $500,000 in aggregate principal amount was outstanding prior to closing of the 7.25% Notes Offering, at a tender premium of 105.375%, while the remaining $37,700,was redeemed at a redemption price of 104.5% on May 13, 2014.
The 7.25% Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which would occur if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 101% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 7.25% per year.
$1.3 billion Senior Secured Term Loan B Facility
On July 25, 2014, the Company's wholly owned subsidiary, Drillships Ocean Ventures Inc., entered into a $1.3 billion Senior Secured Term Loan B ("New Term Loan B") facility to repay the $1.35 billion Senior Secured Credit Facility, which had an outstanding loan balance of approximately $1.3 billion on that date. The unamortized balance of deferred finance fees associated with the repaid loans, amounting to approximately $19,797, were written off in the consolidated statement of operations upon the extinguishment of the related debt in July 2014. In addition, restricted cash of $75,000 associated with the respective debt was released upon the repayment.  The New Term Loan B facility which is secured primarily by first priority mortgages on the vessels, the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena, bears interest at a fixed rate and matures on July 25, 2021.
$1.9 billion Secured Term Loan B Facility
On February 7, 2014, the Company refinanced its then existing short-term Tranche B-2 Term Loans with a fungible add-on to its existing long-term Tranche B-1 Term Loans.  As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.
$462 million Senior Secured Credit Facility
On February 13, 2015, the Company's wholly owned subsidiary, Drillship Alonissos Owners Inc., entered into a secured term loan facility agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, for up to $475,000 to partially finance the construction costs of the Ocean Rig Apollo. This facility has a 5 year term and bears interest at LIBOR plus a margin. On March 3, 2015, the Company drew down an amount of $462,000 under this facility and pledged restricted cash of $10,000 associated with the respective loan.
The Company's outstanding debt is secured by, among other things, first priority mortgages over the Company's operating drilling units, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation relating to such drilling units and a pledge of the shares of capital stock of certain of the Company's subsidiaries.
Certain of our debt instruments contain financial covenants, minimum coverage ratio requirements and minimum liquidity and working capital requirements and restrict, without the bank's prior consent, the Company's and its subsidiaries ability to, among other things, pay dividends, change the management and ownership of its drillships, incur additional indebtedness, incur and create liens on its assets, and change in the general nature of the Company's business and require that the Company maintain an established place of business in the United States or the United Kingdom.
Total interest and debt amortization cost incurred on long-term debt for the six month periods ended June 30, 2014 and 2015, amounted to $139,241and $149,804, respectively, of which $18,037and $14,378, respectively, were capitalized as part of the cost of the drillships under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.
The aggregate available undrawn amounts under the Company's facilities at June 30, 2015, were $0. The Company's weighted average interest rates on the above bank loans and notes were 6.27% and 6.28%, as of June 30, 2014 and 2015, respectively.

The annual principal payments required to be made after June 30, 2015, including balloon payments, totaling $4,909,274 due through July 2021, are as follows:
June 30, 2016	$70,905
June 30, 2017	70,905
June 30, 2018	870,905
June 30, 2019	570,905
June 30, 2020	328,654
June 30, 2021 and thereafter	2,997,000
Total principal payments	4,909,274
Less: Deferred financing costs	(97,623)
Total debt	$4,811,651